Annual Total Returns- Real Estate Fund (Class H) [BarChart] - Class H - Real Estate Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.58%	17.88%	3.49%	20.50%	(3.03%)	9.68%	6.26%	(7.50%)	24.40%	(5.27%)